Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	summary compensation table total for PEO(1) ($)	compensation actually paid to PEO(1)(2)(3) ($)	average summary compensation table total for Other NEOs(1) ($)	average compensation actually paid to Other NEOs(1)(2)(3) ($)	value of initial fixed $100 investment based on:(4)		net income (in thousands)	Adjusted EBITDA(5) (in thousands)
year					TSR ($)	peer group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$8,834,379	$(44,170,211)	$5,068,819	$(22,690,525)	$638.11	$206.73	$112,100	$296,800
2024	$8,434,392	$74,170,908	$4,669,063	$37,597,816	$1,992.17	$193.46	$127,663	$234,741
2023	$5,634,119	$42,074,742	$2,868,951	$20,524,322	$836.89	$150.29	$61,530	$116,781
2022	$5,234,197	$5,234,964	$2,120,558	$2,131,574	$262.50	$186.96	$21,770	$74,687
2021	$5,448,919	$21,370,632	$1,907,226	$5,551,738	$272.66	$170.29	$6,232	$61,078

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Tarang Amin, our Chief Executive Officer, was our PEO for each year represented. The individuals comprising the Other NEOs for each fiscal year presented are listed below.

2021	2022	2023	2024	2025
Mandy Fields	Mandy Fields	Mandy Fields	Mandy Fields	Mandy Fields
Rich Baruch	Josh Franks	Josh Franks	Josh Franks	Josh Franks
Kory Marchisotto	Kory Marchisotto	Kory Marchisotto	Kory Marchisotto	Kory Marchisotto
Scott Milsten	Rich Baruch	Scott Milsten	Scott Milsten	Scott Milsten

Peer Group Issuers, Footnote	The peer group used to calculate Peer Group TSR is the S&P 500 Consumer Discretionary Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2025. For purposes of the TSR calculation, the comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in our common stock (NYSE: ELF) and in the S&P 500 Consumer Discretionary Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 8,834,379	$ 8,434,392	$ 5,634,119	$ 5,234,197	$ 5,448,919
PEO Actually Paid Compensation Amount	$ (44,170,211)	74,170,908	42,074,742	5,234,964	21,370,632
Adjustment To PEO Compensation, Footnote	The amounts shown in the “Compensation Actually Paid” column reflect the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table.

year	summary compensation table total for PEO	exclusion of stock awards for PEO	inclusion of equity values for PEO	compensation actually paid to PEO
2025	$8,834,379	$(7,399,879)	$(45,604,711)	$(44,170,211)
2024	$8,434,392	$(6,999,892)	$72,736,408	$74,170,908
2023	$5,634,119	$(4,199,619)	$40,640,242	$42,074,742
2022	$5,234,197	$(3,799,697)	$3,800,464	$5,234,964
2021	$5,448,919	$(3,999,900)	$19,921,613	$21,370,632
The amounts in the “Inclusion of Equity Awards” column in the tables above are derived from the amounts set forth in the following tables:

year	year-end fair value of equity awards granted during year that remained unvested as of last day of year for PEO	change in fair value from last day of prior year to last day of year of unvested equity awards for PEO	vesting-date fair value of equity awards granted during year that vested during year for PEO	change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year for PEO	fair value at last day of prior year of equity awards forfeited during year for PEO	total — inclusion of equity values for PEO
2025	$3,843,407	$(44,659,083)	—	$(4,789,035)	—	$(45,604,711)
2024	$20,929,290	$50,185,856	—	$1,621,262	—	$72,736,408
2023	$21,352,120	$15,313,116	—	$3,975,006	—	$40,640,242
2022	$4,111,673	$(504,503)	—	$193,294	—	$3,800,464
2021	$6,407,004	$6,989,578	—	$6,525,031	—	$19,921,613

Non-PEO NEO Average Total Compensation Amount	$ 5,068,819	4,669,063	2,868,951	2,120,558	1,907,226
Non-PEO NEO Average Compensation Actually Paid Amount	$ (22,690,525)	37,597,816	20,524,322	2,131,574	5,551,738
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown in the “Compensation Actually Paid” column reflect the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table.

year	average summary compensation table total for Other NEOs	average exclusion of stock awards for Other NEOs	average inclusion of equity values for Other NEOs	average compensation actually paid to Other NEOs
2025	$5,068,819	$(4,399,694)	$(23,359,650)	$(22,690,525)
2024	$4,669,063	$(3,999,938)	$36,928,691	$37,597,816
2023	$2,868,951	$(2,199,826)	$19,855,197	$20,524,322
2022	$2,120,558	$(1,499,808)	$1,510,824	$2,131,574
2021	$1,907,226	$(1,287,406)	$4,931,918	$5,551,738

year	average year-end fair value of equity awards granted during year that remained unvested as of last day of year for Other NEOs	average change in fair value from last day of prior year to last day of year of unvested equity awards for Other NEOs	average vesting-date fair value of equity awards granted during year that vested during year for Other NEOs	average change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year for Other NEOs	average fair value at last day of prior year of equity awards forfeited during year for Other NEOs	total — average inclusion of equity values for Other NEOs
2025	$2,285,147	$(23,721,983)	—	$(1,922,814)	—	$(23,359,650)
2024	$11,959,594	$23,269,158	—	$1,699,939	—	$36,928,691
2023	$11,184,572	$7,163,734	—	$1,506,891	—	$19,855,197
2022	$1,622,951	$(127,582)	—	$15,455	—	$1,510,824
2021	$2,062,154	$1,949,962	—	$919,802	—	$4,931,918

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, our cumulative TSR over our five most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Other NEOs Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Net Income during our five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Other NEOs Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Adjusted EBITDA during our five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, our cumulative TSR over our five most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table

performance measure
Adjusted EBITDA
Net Sales
Market Share Gain

Total Shareholder Return Amount	$ 638.11	1,992.17	836.89	262.50	272.66
Peer Group Total Shareholder Return Amount	206.73	193.46	150.29	186.96	170.29
Net Income (Loss)	$ 112,100,000	$ 127,663,000	$ 61,530,000	$ 21,770,000	$ 6,232,000
Company Selected Measure Amount	296,800,000	234,741,000	116,781,000	74,687,000	61,078,000
PEO Name	Tarang Amin
Additional 402(v) Disclosure	The amounts shown in the “Compensation Actually Paid” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our named executive officers. These amounts reflect the amounts shown in the “Total” columns set forth in the Summary Compensation Table with certain adjustments as described in footnote 3. In this section, the term “Compensation Actually Paid” refers to the amounts shown in the “Compensation Actually Paid” column and does not refer to amounts actually paid to, or received by, our named executive officers.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEO and Other NEOs in FY 2025. Adjusted EBITDA is a non-GAAP financial measure, and we provide a reconciliation of net income to Adjusted EBITDA in Annex A and a short definition of Adjusted EBITDA in the Note Regarding Non-GAAP Financial Measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Market Share Gain
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,399,879)	$ (6,999,892)	$ (4,199,619)	$ (3,799,697)	$ (3,999,900)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,604,711)	72,736,408	40,640,242	3,800,464	19,921,613
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,843,407	20,929,290	21,352,120	4,111,673	6,407,004
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,659,083)	50,185,856	15,313,116	(504,503)	6,989,578
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,789,035)	1,621,262	3,975,006	193,294	6,525,031
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,399,694)	(3,999,938)	(2,199,826)	(1,499,808)	(1,287,406)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,359,650)	36,928,691	19,855,197	1,510,824	4,931,918
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,285,147	11,959,594	11,184,572	1,622,951	2,062,154
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,721,983)	23,269,158	7,163,734	(127,582)	1,949,962
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,922,814)	1,699,939	1,506,891	15,455	919,802
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0